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                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                             AIM GLOBAL INCOME FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)

                         Supplement dated June 30, 1997
                   to the Statement of Additional Information
                             dated February 24, 1997



         The Board of Directors has approved the elimination of the non-fundamental investment restriction no. 12 set forth on page 18 of the Funds' Statement of Additional Information.